Annual Fund Operating Expenses - Rareview 2X Bull Cryptocurrency & Precious Metals ETF [Member]	Feb. 06, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 6, 2027

[1]	Estimated for the current fiscal period.
[2]	Rareview Capital LLC (“Rareview,” or, the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 6, 2027 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.